Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 12,728	$ 15,592
East
Disaggregation of Revenue [Line Items]
Revenues	10,022	12,324
West
Disaggregation of Revenue [Line Items]
Revenues	2,706	3,268
Solar Division
Disaggregation of Revenue [Line Items]
Revenues	12,703	15,586
POWERHOUSE
Disaggregation of Revenue [Line Items]
Revenues	0	0
All other segments
Disaggregation of Revenue [Line Items]
Revenues	25	6
All other segments | East
Disaggregation of Revenue [Line Items]
Revenues	0	0
All other segments | West
Disaggregation of Revenue [Line Items]
Revenues	25	6
Total reportable segments
Disaggregation of Revenue [Line Items]
Revenues	12,703	15,586
Total reportable segments | East
Disaggregation of Revenue [Line Items]
Revenues	10,022	12,324
Total reportable segments | West
Disaggregation of Revenue [Line Items]
Revenues	2,681	3,262
Total reportable segments | Solar Division
Disaggregation of Revenue [Line Items]
Revenues	12,703	15,586
Total reportable segments | Solar Division | East
Disaggregation of Revenue [Line Items]
Revenues	10,022	12,324
Total reportable segments | Solar Division | West
Disaggregation of Revenue [Line Items]
Revenues	2,681	3,262
Total reportable segments | POWERHOUSE
Disaggregation of Revenue [Line Items]
Revenues	0	0
Total reportable segments | POWERHOUSE | East
Disaggregation of Revenue [Line Items]
Revenues	0	0
Total reportable segments | POWERHOUSE | West
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 0